TAXATION - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement of valuation allowance
Balance at beginning of the year	¥ 278,437	¥ 403,485	¥ 536,838
Allowance made during the year	96,336	7,315	10,764
Decrease due to disposal of subsidiaries	(65,639)	(23,595)	(120,069)
Reversals	(59,508)	(108,768)	(24,048)
Balance at end of the year	¥ 249,626	¥ 278,437	¥ 403,485